Cash and Banks (Tables)	12 Months Ended
Dec. 31, 2019
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Schedule of cash and banks

	2019	2018
In Pesos	280,367	357,411
In US Dollars	44,363	56,736
In Reales	145	137
In Guaraníes	1,220,831	825,243
In Euros	1,845	1,452

Total	1,547,551	1,240,979